Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
14.	SUPPLEMENTAL CASH FLOW INFORMATION

	2011	2010
Net interest received in cash, included in operations	$1,994	$858
Taxes paid	2,746	2,886
Patents acquired under deferred financing arrangement	7,647	—